REDEEMABLE NON-CONTROLLING INTEREST (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest [Line Items]
Cash	$ 59,770	$ 38,824
Japan Cloud Computing, L.P. and M30 LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Payments to acquire redeemable noncontrolling interest	$ 4,750	$ 4,750
Ownership percentage held by parent company	51.00%	51.00%